LOANS AND BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LOANS AND BORROWINGS
Accounts receivable, net of allowance for credit losses	¥ 2,545,913	¥ 2,406,025
Other current assets	295,560	427,295
Property and equipment, net	47,499,494	46,916,628
Prepaid land use rights, net	22,388	23,002
Operating lease right-of-use assets, net	5,436,288	5,633,946
Other non-current assets	885,035	664,643
Total assets	¥ 74,446,690	¥ 74,813,954
Weighted average interest rates of long-term borrowings	5.17%	5.44%
Asset pledged as security | Long-term borrowings
LOANS AND BORROWINGS
Accounts receivable, net of allowance for credit losses	¥ 1,740,552	¥ 1,256,289
Other current assets	97,307	97,049
Property and equipment, net	13,201,479	11,103,541
Prepaid land use rights, net	17,262	17,733
Operating lease right-of-use assets, net	3,681,166	3,607,506
Other non-current assets	24,272	23,912
Total assets	18,762,038	16,106,030
VIEs
LOANS AND BORROWINGS
Accounts receivable, net of allowance for credit losses	2,458,297	2,371,362
Other current assets	108,015	126,385
Property and equipment, net	2,030,013	2,441,858
Operating lease right-of-use assets, net	152,689	186,795
Other non-current assets	144,599	148,787
Total assets	¥ 7,704,786	¥ 7,978,986